Note 9 - Borrowings 1 (Details Textual) - USD ($)	Dec. 21, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, before Allowance for Credit Loss		$ 122,055,000	$ 123,210,000	$ 135,833,000
Debt Securities, Available-for-Sale, Excluding Accrued Interest		118,141,000	118,439,000	126,737,000
Asset Pledged as Collateral [Member]
Debt Securities, Available-for-Sale, Excluding Accrued Interest		89,647,000	85,485,000
Federal Reserve Bank Advances [Member] | Asset Pledged as Collateral [Member]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, before Allowance for Credit Loss		9,700,000	9,800,000
Debt Securities, Available-for-Sale, Excluding Accrued Interest		9,400,000	9,200,000
Federal Reserve Bank of Philadelphia [Member]
Debt Instrument, Face Amount	$ 9,500,000
Debt Instrument, Term (Year)	1 year
Debt Instrument, Interest Rate, Stated Percentage	4.88%
Short-Term Debt		9,500,000	9,500,000	$ 0
Federal Home Loan Bank of Pittsburgh [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available		$ 167,000,000	$ 171,000,000